Label	Element	Value
Document Effective Date	dei_DocumentEffectiveDate	Jun. 23, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2015
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0000811030
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 23, 2015
Villere Balanced Fund | Investor Class (Villere Balanced Fund)
Trading Symbol	dei_TradingSymbol	VILLX
Villere Equity Fund | Investor Class (Villere Equity Fund)
Trading Symbol	dei_TradingSymbol	VLEQX